Goodwill and Intangible Assets - Summary of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at December 31, 2020	$ 10,068
Acquired goodwill during the period	454,498
Balance at December 31, 2021	$ 464,566